Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Impaired Loans by Loan Portfolio Class (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related allowance	$ 4	$ 55
Recorded investment	323	648
Unpaid principal balance	329	651
Average recorded investment	536	3,130
Interest income recognized	25	93
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Recorded investment, with no related allowance recorded	172	182
Unpaid principal balance, with no related allowance recorded	178	185
Average recorded investment, with no related allowance recorded	178	417
Interest income recognized, with no related allowance recorded		23
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment	172	182
Unpaid principal balance	178	185
Average recorded investment	178	417
Interest income recognized		23
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Recorded investment, with no related allowance recorded	19	265
Unpaid principal balance, with no related allowance recorded	19	265
Average recorded investment, with no related allowance recorded	225	324
Interest income recognized, with no related allowance recorded	13	17
Recorded investment, with an allowance recorded		68
Unpaid principal balance, with an allowance recorded		68
Related allowance		50
Average recorded investment, with an allowance recorded		162
Interest income recognized, with an allowance recorded		4
Recorded investment	19	333
Unpaid principal balance	19	333
Average recorded investment	225	486
Interest income recognized	13	21
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment
Interest income recognized
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
Recorded investment, with an allowance recorded	132	133
Unpaid principal balance, with an allowance recorded	132	133
Related allowance	4	5
Average recorded investment, with an allowance recorded	133	133
Interest income recognized, with an allowance recorded	12	10
Recorded investment	132	133
Unpaid principal balance	132	133
Average recorded investment	133	133
Interest income recognized	12	10
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded		2,050
Interest income recognized, with no related allowance recorded		37
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment		2,050
Interest income recognized		37
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded		44
Interest income recognized, with no related allowance recorded		2
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment		44
Interest income recognized		2
Commercial Portfolio Segment [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment
Interest income recognized
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance recorded
Unpaid principal balance, with no related allowance recorded
Average recorded investment, with no related allowance recorded
Interest income recognized, with no related allowance recorded
Recorded investment, with an allowance recorded
Unpaid principal balance, with an allowance recorded
Related allowance
Average recorded investment, with an allowance recorded
Interest income recognized, with an allowance recorded
Recorded investment
Unpaid principal balance
Average recorded investment
Interest income recognized